Financial Instruments - Summary of Balanced View of Liquidity and Financial Indebtedness (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)	Mar. 31, 2016 INR (₨)
Disclosure of maturity analysis for financial assets held for managing liquidity risk [abstract]
Cash and cash equivalents	₨ 44,925	$ 690	₨ 52,710	₨ 99,049
Investment	249,094	$ 3,826	292,030
Loans and borrowings	(138,259)		(142,412)
Net cash position	₨ 155,760		₨ 202,328